Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Dec. 31, 2021
Guarantees
Maturity less than 1 year	SFr 17,299	SFr 15,492
Maturity greater than 1 year	9,410	11,188
Total gross amount	26,709	26,680
Total net amount	25,347	25,563
Carrying value	285	425
Collateral received	9,663	9,408
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,306	2,124
Maturity greater than 1 year	1,494	1,807
Total gross amount	3,800	3,931
Total net amount	3,722	3,874
Carrying value	25	25
Collateral received	2,070	2,014
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,826	3,982
Maturity greater than 1 year	3,061	3,336
Total gross amount	7,887	7,318
Total net amount	6,613	6,299
Carrying value	44	40
Collateral received	3,943	3,605
Derivatives
Guarantees
Maturity less than 1 year	5,884	5,374
Maturity greater than 1 year	2,634	3,547
Total gross amount	8,518	8,921
Total net amount	8,518	8,921
Carrying value	145	289
Other guarantees
Guarantees
Maturity less than 1 year	4,283	4,012
Maturity greater than 1 year	2,221	2,498
Total gross amount	6,504	6,510
Total net amount	6,494	6,469
Carrying value	71	71
Collateral received	3,650	3,789
Bank
Guarantees
Maturity less than 1 year	17,303	15,492
Maturity greater than 1 year	9,435	11,188
Total gross amount	26,738	26,680
Total net amount	25,376	25,563
Carrying value	285	425
Collateral received	9,663	9,408
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,310	2,124
Maturity greater than 1 year	1,491	1,807
Total gross amount	3,801	3,931
Total net amount	3,723	3,874
Carrying value	25	25
Collateral received	2,070	2,014
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,826	3,982
Maturity greater than 1 year	3,061	3,336
Total gross amount	7,887	7,318
Total net amount	6,613	6,299
Carrying value	44	40
Collateral received	3,943	3,605
Bank | Derivatives
Guarantees
Maturity less than 1 year	5,884	5,374
Maturity greater than 1 year	2,634	3,547
Total gross amount	8,518	8,921
Total net amount	8,518	8,921
Carrying value	145	289
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,283	4,012
Maturity greater than 1 year	2,249	2,498
Total gross amount	6,532	6,510
Total net amount	6,522	6,469
Carrying value	71	71
Collateral received	SFr 3,650	SFr 3,789